Income Taxes - Reconciliation (Details) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Tax Rate Reconciliation, Amount
Income tax benefit at statutory rate		$ (11,158,530)	$ (9,912,442)
State income taxes, net of federal tax benefit		(1,062,492)	(581,901)
Non-deductible expenses		6,810	12,757
Stockbased compensation		10,925	153,033
Non-deductible interest expense		4,074,501	3,795,060
Derivative and warrant fair value adjustments		(63,873)	(4,040,646)
Change in federal rate			14,113,550
Change in state rate		(2,842)	371,138
Other		(139,660)	24,235
Change in valuation allowance		8,335,161	(3,934,784)
Income Tax Expense (Benefit), Total		$ 0	$ 0
Income Tax Rate Reconciliation, Percent
Income tax benefit at statutory rate	35.00%	21.00%	34.00%
State income taxes, net of federal tax benefit		2.00%	2.00%
Non-deductible expenses			(0.10%)
Stockbased compensation			(0.50%)
Non-deductible interest expense		(7.70%)	(13.00%)
Derivative and warrant fair value adjustments		0.10%	13.90%
Change in federal rate			(48.40%)
Change in state rate			(1.30%)
Other		0.30%	(0.10%)
Change in valuation allowance		(15.70%)	13.50%
Provision for income taxes		0.00%	0.00%
Unrecognized Tax Benefits
Unrecognized Tax Benefits		$ 0
Interest or penalties recognized		$ 0	$ 0